INCOME TAX - Income (loss) before provision for income taxes (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
INCOME TAX
Outside China areas	¥ (34,038,460)	$ (4,694,118)	¥ 113,741,972	¥ 4,011,449
China	(27,419,593)	(3,781,335)	(20,066,451)	(30,402,528)
Total	¥ (61,458,053)	$ (8,475,453)	¥ 93,675,521	¥ (26,391,079)